UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________________

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
_____________________________

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013.

Date of Report (Date of earliest event reported):
February 7, 2014

LEAF EQUIPMENT FINANCE FUND 4, L.P.1
(name of securitizer)

Commission File Number of securitizer: 000-53667

Central Index Key Number of securitizer: 0001426850

Brian Kestenbaum
(267) 402-5633
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐.

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐.

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒.

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1 LEAF Equipment Finance Fund 4, L.P. (“LEAF 4”) is filing this Form ABS-15G as “securitizer” for purposes of Rule 15Ga-1 of the following transactions, which are covered by this report (the “Specified Transactions”):

-	$92,694,000 Equipment Contract Backed Notes, Series 2010-1, closed on May 18, 2010. Issuer: LEAF Receivables Funding 2, LLC (date of formation: April 30, 2010). Originator: LEAF 4.

-	$171,429,000 Equipment Contract Backed Notes, Series 2010-3, closed on August 17, 2010. Issuer: LEAF Receivables Funding 4, LLC (date of formation: July 22, 2010). Originator: LEAF 4.

-	$95,991,000 Equipment Contract Backed Notes, Series 2011-1, closed on January 26, 2011. Issuer: LEAF Receivables Funding 6, LLC (date of formation: November 12, 2010). Originator: LEAF 4.

This report will contain information with respect to the assets originated by LEAF 4, and sold, directly or indirectly, by LEAF 4 into the Specified Transactions. The issuers of the Specified Transactions are affiliated with LEAF 4.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02     Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

There is no repurchase activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LEAF EQUIPMENT FINANCE FUND 4, L.P. (Securitizer)

By:	LEAF Asset Management, LLC, its general partner

By:	/s/ Robert K. Moskovitz
Name:	Robert K. Moskovitz
Title:	Chief Financial Officer

Date: February 7, 2014